Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 241	$ 200
Accrued expenses and fees	111	99
Electronic design automation liabilities	61	47
Trade payables (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)	71	63
Customer deposits	$ 7	$ 7
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other current liabilities	Total other current liabilities
Finance lease liabilities	$ 21	$ 10
Total other current liabilities	512	426
Related Parties
Other Current Liabilities [Line Items]
Trade payables (including payables to related parties of $10 and $11 as of June 30, 2025 and March 31, 2025, respectively)	10	11
Total other current liabilities	$ 10	$ 11